Income from operations (Tables)	12 Months Ended
Dec. 31, 2020
Income from operations [Abstract]
Income from operations - Sales and costs by nature [Text Block]

Philips Group

Sales and costs by nature

in millions of EUR

	2018	2019	2020
Sales	18,121	19,482	19,535
Costs of materials used	(4,826)	(5,321)	(5,240)
Employee benefit expenses	(5,827)	(6,307)	(6,490)
Depreciation and amortization1)	(1,089)	(1,402)	(1,520)
Shipping and handling	(605)	(636)	(689)
Advertising and promotion	(937)	(972)	(920)
Lease expense2)3)3)	(225)	(52)	(36)
Other operational costs4)	(2,947)	(3,114)	(3,047)
Other business income (expenses)	55	(34)	(50)
Income from operations	1,719	1,644	1,542
1)Includes impairments; for impairment values please refer to Property, plant and equipment and Intangible assets excluding goodwill2)For 2020 Lease expense relating to short-term and low value leases amounts to EUR 36 million (2019: EUR 52 million).3)Lease expense includes other costs, such as fuel and electricity, and taxes to be paid and reimbursed to the lessor for 2018: EUR 32 million.4)Other operational costs contain items which are dissimilar in nature and individually insignificant in amount to disclose separately. These costs contain among others expenses for outsourcing services, mainly in IT and HR, 3rd party workers, consultants, warranty, patents, costs for travelling, external legal services and EUR 107 million government grants recognized in 2020 (2019:EUR 94 million 2018: EUR 81 million). The grants mainly relate to research and development activities and business development.

Income from operations - Sales composition [Text Block]

Philips Group

Sales composition

in millions of EUR

	2018	2019	2020
Goods	13,973	14,810	14,698
Services	3,325	3,811	4,058
Royalties	402	381	317
Total sales from contracts with customers	17,700	19,003	19,073
Other sources1)	421	479	462
Sales	18,121	19,482	19,535
1)Other sources mainly relates to leases, including sublease income from right-of-use assets and related services of EUR 325 million (2019: EUR 307 million)

Income from operations - Disaggregation of Sales per segment [Text Block]

Philips Group

Disaggregation of Sales per segment

in millions of EUR

	2020
	Sales at a point in time	Sales over time	Total sales from contracts with customers	Sales from other sources1)	Total sales2)
Diagnosis & Treatment	5,132	2,998	8,129	46	8,175
Connected Care	4,204	944	5,147	417	5,564
Personal Health	5,396	11	5,407	-	5,407
Other	61	327	389	-	389
Philips Group	14,793	4,279	19,073	462	19,535
1)Other sources mainly relates to leases, including sublease income from right-of-use assets and related services of EUR 325 million.2)Represents revenue from external customers as required by IFRS 8 Operating Segments.

Philips Group

Disaggregation of Sales per segment

in millions of EUR

	2018	2019
	Total sales	Sales at a point in time	Sales over time	Total sales from contracts with customers	Sales from other sources1)	Total sales2)
Diagnosis & Treatment	7,726	5,428	2,988	8,417	68	8,485
Connected Care	4,341	3,545	718	4,263	411	4,674
Personal Health	5,524	5,848	6	5,854	-	5,854
Other	530	162	308	469	-	469
Philips Group	18,121	14,982	4,021	19,003	479	19,482
1)Other sources mainly relates to leases, including sublease income from right-of-use assets and related services of EUR 307 million2)Represents revenue from external customers as required by IFRS 8 Operating Segments.

Income from operations - Disaggregation of Sales per geographical cluster [Text Block]

Philips Group

Disaggregation of Sales per geographical cluster

in millions of EUR

	2020
	Sales at a point in time	Sales over time	Total sales from contracts with customers	Sales from other sources1)	Total sales2)
Western Europe	3,663	931	4,594	19	4,613
North America	4,712	2,140	6,853	95	6,949
Other mature geographies	1,145	373	1,518	342	1,860
Total mature geographies	9,520	3,444	12,965	457	13,422
Growth geographies	5,273	835	6,108	5	6,113
Sales	14,793	4,279	19,073	462	19,535
1)Other sources mainly relates to leases, including sublease income from right-of-use assets and related services of EUR 325 million.2)Represents revenue from external customers as required by IFRS 8 Operating Segments.

Philips Group

Disaggregation of Sales per geographical cluster

in millions of EUR

	2018	2019
	Total sales	Sales at a point in time	Sales over time	Total sales from contracts with customers	Sales from other sources1)	Total sales2)
Western Europe	3,990	3,165	931	4,096	38	4,134
North America	6,338	4,944	1,894	6,837	114	6,951
Other mature geographies	1,892	1,226	357	1,583	322	1,905
Total mature geographies	12,221	9,335	3,181	12,515	474	12,990
Growth geographies	5,901	5,647	840	6,488	5	6,492
Sales	18,121	14,982	4,021	19,003	479	19,482
1)Other sources mainly relates to leases, including sublease income from right-of-use assets and related services of EUR 307 million2)Represents revenue from external customers as required by IFRS 8 Operating Segments.

Income from operations - Employee benefit expenses [Text Block]

Philips Group

Employee benefit expenses

in millions of EUR

	2018	2019	2020
Salaries and wages1)	4,849	5,251	5,372
Post-employment benefits costs	351	379	427
Other social security and similar charges:
Required by law	524	564	580
Voluntary	103	112	112
Employee benefit expenses	5,827	6,307	6,490
1)Salaries and wages includes EUR 121 million (2019: EUR 105 million, 2018: EUR 102 million) of share-based compensation expenses.

Income from operations - Employees [Text Block]

Philips Group

Employees

in FTEs

	2018	2019	2020
Production	30,774	35,640	39,770
Research & development	10,700	12,287	11,129
Other	26,175	24,301	24,110
Employees	67,649	72,228	75,009
3rd party workers	7,239	6,164	5,522
Philips Group	74,888	78,392	80,531

Income from operations - Employees per geographical location [Text Block]	Philips Group Employees per geographical location in FTEs
	2018	2019	2020
Netherlands	11,427	11,679	11,585
Other countries	63,460	66,713	68,946
Philips Group	74,888	78,392	80,531

Income from operations - Depreciation and amortization [Text Block]

Philips Group

Depreciation and amortization1)

in millions of EUR

	2018	2019	2020
Depreciation of property, plant and equipment	438	645	726
Amortization of software	64	75	86
Amortization of other intangible assets	347	350	381
Amortization of development costs	240	332	328
Depreciation and amortization	1,089	1,402	1,520
1)Includes impairments; for impairment values please refer to Property, plant and equipment and Intangible assets excluding goodwill

Income from operations - Agreed fees [Text Block]

Philips Group

Agreed fees

in millions of EUR

	2018			2019			2020
	EY NL1)	EY Network	Total	EY NL1)	EY Network	Total	EY NL1)	EY Network	Total
Audit fees	7.2	5.0	12.2	8.4	6.2	14.6	8.8	5.6	14.4
consolidated financial statements	7.2	2.4	9.6	8.4	3.4	11.8	8.8	2.9	11.7
statutory financial statements		2.6	2.6		2.8	2.8		2.7	2.7

Audit-related fees2)	0.6	0.4	1.0	0.5	0.3	0.8	2.0	0.5	2.5
divestment							1.4	0.2	1.6
sustainability assurance	0.4		0.4	0.4		0.4	0.5		0.5
other	0.2	0.4	0.6	0.1	0.3	0.4	0.1	0.3	0.4
Fees	7.8	5.4	13.2	8.9	6.5	15.4	10.8	6.1	16.9
1)Ernst & Young Accountants LLP2)Also known as Assurance fees

Income from operations - Other business income (expenses) [Text Block]

Philips Group

Other business income (expenses)

in millions of EUR

	2018	2019	2020
Result on disposal of businesses:
income	45	69	-
expense	-	(2)	-
Result on disposal of fixed assets:
income	20	5	2
expense	(1)	-	-
Result on other remaining businesses:
income	23	81	121
expense	(32)	(88)	(30)
Impairment of goodwill		(97)	(144)
Other business income (expense)	55	(34)	(50)
Total other business income	88	155	123
Total other business expense	(33)	(188)	(173)